JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.6%
General Dynamics Corp.	2,228	764,905
RTX Corp.	3,783	729,692
		1,494,597
Banks — 7.4%
Bank of America Corp.	17,473	851,819
Citigroup, Inc.	6,238	707,450
US Bancorp	6,950	361,462
Wells Fargo & Co.	14,259	1,135,139
		3,055,870
Beverages — 1.5%
Coca-Cola Co. (The)	6,276	477,314
PepsiCo, Inc.	904	140,283
		617,597
Biotechnology — 1.2%
AbbVie, Inc.	2,277	495,319
Building Products — 1.1%
Carrier Global Corp.	7,764	437,188
Capital Markets — 9.0%
Ares Management Corp., Class A	1,218	132,861
Bank of New York Mellon Corp. (The)	5,930	703,463
Blackrock, Inc.	122	117,732
Blackstone, Inc.	1,363	156,718
Charles Schwab Corp. (The)	8,407	790,068
CME Group, Inc.	1,830	540,601
Goldman Sachs Group, Inc. (The)	567	479,713
Morgan Stanley	4,878	802,800
		3,723,956
Chemicals — 2.0%
Air Products and Chemicals, Inc.	2,468	716,860
Sherwin-Williams Co. (The)	331	106,211
		823,071
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class A	1,213	265,596
Consumer Finance — 2.8%
American Express Co.	1,913	578,728
Capital One Financial Corp.	3,143	573,307
		1,152,035
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	4,388	545,337
Containers & Packaging — 0.6%
Packaging Corp. of America	1,145	243,073

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 1.6%
Comcast Corp., Class A	10,512	301,805
Verizon Communications, Inc.	6,993	351,062
		652,867
Electric Utilities — 2.7%
NextEra Energy, Inc.	6,269	582,236
Xcel Energy, Inc.	6,873	546,025
		1,128,261
Electrical Equipment — 2.2%
Eaton Corp. plc	2,495	892,392
Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	4,428	602,098
Entertainment — 1.3%
Walt Disney Co. (The)	5,485	528,659
Food Products — 0.9%
Mondelez International, Inc., Class A	6,709	386,683
Ground Transportation — 2.4%
Canadian Pacific Kansas City Ltd. (Canada)	1,637	128,781
Norfolk Southern Corp.	56	15,888
Union Pacific Corp.	3,442	835,160
		979,829
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	3,231	331,711
Becton Dickinson & Co.	1,140	179,349
Medtronic plc	4,064	352,140
		863,200
Health Care Providers & Services — 3.7%
Cencora, Inc.	341	107,061
Cigna Group (The)	1,387	369,955
CVS Health Corp.	5,437	390,499
Quest Diagnostics, Inc.	1,192	233,672
UnitedHealth Group, Inc.	1,641	443,948
		1,545,135
Health Care REITs — 1.0%
Ventas, Inc.	5,022	410,724
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	48	201,637
McDonald's Corp.	2,266	704,402
Yum! Brands, Inc.	1,753	272,558
		1,178,597
Household Products — 1.2%
Procter & Gamble Co. (The)	3,475	501,996

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.0%
3M Co.	2,865	416,037
Industrial REITs — 0.8%
Prologis, Inc.	2,661	351,686
Insurance — 3.0%
Aon plc, Class A	329	106,195
Arthur J Gallagher & Co.	1,678	363,309
Chubb Ltd.	773	252,099
Progressive Corp. (The)	1,345	266,687
Travelers Cos., Inc. (The)	883	257,624
		1,245,914
Interactive Media & Services — 4.0%
Alphabet, Inc., Class C	3,670	1,052,872
Meta Platforms, Inc., Class A	1,031	589,654
		1,642,526
IT Services — 1.0%
Accenture plc, Class A	267	52,905
International Business Machines Corp.	1,487	360,377
		413,282
Life Sciences Tools & Services — 1.0%
Danaher Corp.	2,229	422,542
Machinery — 3.3%
Deere & Co.	1,269	714,848
Dover Corp.	3,053	636,390
		1,351,238
Multi-Utilities — 2.2%
CMS Energy Corp.	4,486	348,034
Dominion Energy, Inc.	9,261	572,481
		920,515
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	4,830	999,368
ConocoPhillips	7,952	1,049,686
EOG Resources, Inc.	4,626	668,805
		2,717,859
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	6,190	375,428
Eli Lilly & Co.	231	212,374
Johnson & Johnson	4,174	1,020,263
Merck & Co., Inc.	5,377	646,782
		2,254,847
Residential REITs — 0.3%
AvalonBay Communities, Inc.	642	104,888

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	2,129	677,427
Lam Research Corp.	903	192,883
NXP Semiconductors NV (Netherlands)	2,201	433,255
Texas Instruments, Inc.	2,978	578,130
		1,881,695
Software — 2.2%
Intuit, Inc.	576	249,027
Microsoft Corp.	1,795	664,394
		913,421
Specialized REITs — 0.5%
American Tower Corp.	1,297	223,768
Specialty Retail — 4.1%
Home Depot, Inc. (The)	1,696	557,633
Lowe's Cos., Inc.	2,761	652,294
TJX Cos., Inc. (The)	3,125	499,124
		1,709,051
Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	23,133	550,807
Seagate Technology Holdings plc	983	384,916
		935,723
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	1,236	65,268
Tobacco — 2.3%
Philip Morris International, Inc.	5,722	946,052
Total Common Stocks (Cost $24,997,342)		41,040,392
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $194,829)	194,815	194,835
Total Investments — 100.0% (Cost $25,192,171)		41,235,227
Other Assets in Excess of Liabilities — 0.0% ^		17,147
NET ASSETS — 100.0%		41,252,374

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,235,227	$—	$—	$41,235,227

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$76,341	$5,341,548	$5,223,081	$29	$(2)	$194,835	194,815	$5,835	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	27,631	27,631	—	—	—	—	18	—
Total	$76,341	$5,369,179	$5,250,712	$29	$(2)	$194,835		$5,853	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.